Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the company, but exited from the mobile chipset activities.

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the three months ended March 31, 2017 and 2018:

	Three Months Ended March 31,
	2017	2018
	US$	US$
Software services provided to:
Intel Corporation	-	-
Intel (China) Co., Ltd.	9	-
Intel Asia-Pacific Research and Development Ltd.	19	-
Intel (China) Research Center Co., Ltd.	34	-

17.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	Intel was a shareholder *
Qualcomm Global Trading PTE. Ltd (“Qualcomm”) and its affiliates	Qualcomm was a shareholder *

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Software services provided to:
Intel Corporation	6,204	271	*
Intel (China) Co., Ltd.	5	9	*
Intel Asia-Pacific Research and Development Ltd.	328	119	*
Intel (China) Research Center Co., Ltd.	-	57	*

Hardware sold to:
Intel Corporation	55	-	*

(c)	The Group had the following related party balances as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	US$	US$
Accounts receivable from related parties:
Current:
Intel Corporation	481	*
Intel (China) Co., Ltd.	-	*
Intel Asia-Pacific Research and Development Ltd.	9	*

All balances with the related parties as of December 31, 2016 were unsecured, interest-free and have no fixed terms of repayment.

* Upon the consummation of the Merger, both entities ceased to be shareholders of the Group.